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                                        File No. 33-79170, 811-8524
                                        Filed under Rule 497(e)

                  Equitable Life Insurance Company of Iowa

                         Prospectus Supplement

                            August 18, 1998


                                 to the
                   Equi-Select Variable Annuity Prospectus
                              Dated June 1, 1998



   |------------------------------------------------------------------------|
   | The substitution of shares of each portfolio of the Equi-Select Series | | Trust with shares of similar portfolios of The GCG Trust as described | | in your current Prospectus was effected as of close of business on |
   | August 14, 1998.                                                       |
   |                                                                        |
   | In addition to the Series of The GCG Trust that have been available to | | you as investment options prior to the substitution, the following | | Series are now available to you as additional investment options in | | replacement of the Equi-Select Series Trust Portfolios which as of the |
   | substitution are no longer available:                                  |
   |                                                                        |
   |                       Liquid Asset Series                              |
   |                       Limited Maturity Bond Series                     |
   |                       Global Fixed Income Series                       |
   |                       Mid-Cap Growth Series                            |
   |                       Research Series                                  |
   |                       Total Return Series                              |
   |                       Value + Growth Series                            |
   |                       Growth & Income Series                           |
   |                                                                        |
   |                                                                        |
   | If you have  any questions regarding the  substitution, please contact |
   | Customer Service at 800-344-6855.                                      |
   |------------------------------------------------------------------------|

     This supplement should be retained with your Equi-Select Prospectus.



     5344-CON                                                        8/18/98